Accounts payable, and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 33,499	$ 36,958
Accrued compensation and benefits	23,595	22,543
Accrued payroll taxes on share-based compensation	3,566	3,030
Acquisition-related payables	0	331
Sales tax payable	4,893	3,556
Other	3,126	2,409
Total accounts payable and accrued liabilities	$ 68,679	$ 68,827